Document and Entity Information	Apr. 10, 2024
Cover [Abstract]
Entity Registrant Name	ORASURE TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001116463
Document Type	8-K
Document Period End Date	Apr. 10, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-16537
Entity Tax Identification Number	36-4370966
Entity Address, Address Line One	220 East First Street
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18015-1360
City Area Code	610
Local Phone Number	882-1820
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	OSUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false